UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number 811-08062

Nicholas Equity Income Fund, Inc.
(Exact Name of Registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 03/31/2012

Date of reporting period: 09/30/2011

Item 1. Report to Stockholders.

700 NORTH WATER STREET
MILWAUKEE, WISCONSIN 53202
WWW.NICHOLASFUNDS.COM

NICHOLAS EQUITY INCOME FUND, INC.

November 2011

Report to Fellow Shareholders:

     For the six-month period ended September 30, 2011, Nicholas Equity Income Fund declined 12.41% versus a decline of 13.78% for the Standard and Poor’s 500 Index. Most of the decline occurred in the most recent quarter ended September 30, when the S&P 500 was down 13.87% Returns for Nicholas Equity Income Fund, Inc. and selected indices are provided in the chart below for the periods ended September 30, 2011. We are pleased to report the Fund had a 30-day SEC yield of 4.17% as of September 30, 2011. This yield exceeds the S&P 500’s indicated dividend yield of 2.39%. Except for the one-year comparison, the Fund’s relative performance for all time periods listed in the table below is favorable.

			Average Annual Total Return
	6 Months	1 Year	3 Year	5 Year	10 Year
Nicholas Equity Income Fund, Inc	-12.41%	-1.03%	7.15%	5.30%	6.94%
Standard and Poor’s 500 Index	-13.78%	1.14%	1.23%	-1.18%	2.82%
Consumer Price Index	1.55%	3.90%	1.22%	2.28%	2.45%
Ending value of $10,000 invested in
Nicholas Equity Income Fund, Inc	$8,759	$9,897	$12,302	$12,949	$19,554
Fund’s Expense Ratio (from 07/31/11 Prospectus): 0.85%
Fund’s Expense Ratio (from 07/31/11 Prospectus
including Acquired Funds Fees and Expenses): 0.99%(1)

(1) The expense ratio does not correlate to the ratio of expenses to average net assets provided in the Fund’s financial highlights. The financial highlights reflect the operating expenses of the Fund and do not include the indirect expenses incurred as a result of acquiring investments in shares of one or more other investment companies (Acquired Fund Fess and Expenses). The Fund’s expense ratio for the period ended September 30, 2011 can be found in the financial highlights included within this report.

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.html.

The Fund’s returns may be reduced by expenses, while the market indices are not. The ending values above illustrate the performance of a hypothetical $10,000 investment made in the Fund over the timeframes listed. Assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These figures do not imply any future performance.

     At September 30, 2011, the Fund held 50 stocks and a cash position of 7.04%. All of the stocks in the portfolio pay dividends and have raised their dividends periodically. The Fund’s top five holdings were Dorchester Minerals, Philip Morris International, W.P. Carey, Leggett & Platt, and Microchip Technology. These five holdings accounted for 14% of the Fund’s net assets. For the six-month period from March 31 to September 30, 2011, stocks that helped the Fund’s performance were FirstEnergy, Tupperware, Altria, W.W. Grainger and W.P. Carey. Stocks that hurt performance were Inergy, Snap-On, Old Republic International, Ryder System and Grief. In terms of industry concentration, financials represented 22% of the portfolio, industrials 16%, energy 11% and consumer staples 10%.

     The U.S. economy is mired in a sluggish recovery from the 2008-2009 Great Recession. In fact, the world economy is slowing with Europe probably in recession now. Because of the political gridlock in Washington D.C., we do not foresee any policy moves to change the outlook until after the 2012 elections. Interest rates, as set by the Federal Reserve Board, are near or at historical lows (Fed Funds at 0.00 to 0.25 basis points). Stimulative monetary action seems expended. Unemployment is unacceptably high at 9.1%, and we do not see that changing over the near-term. Unemployment and the weak housing market augur tepid consumer spending. Consumer spending accounts for about two-thirds of gross national product. In summary, at best, we see slow growth ahead; at worst, a “double-dip” recession is possible.

     The picture of the Fund’s portfolio at September 30 reflects a damaging stock market correction as represented by the 13.87% decline of the S&P 500 Index in the third quarter. In general, the profit performance of the portfolio companies is satisfactory. Valuation of stocks held appears on the “cheap” side. Also, many of the companies the Fund holds have dividend yields higher than both U.S. Government Bonds and high-grade corporate bonds. Furthermore, we feel dividend-paying stocks should limit downside risk compared to non-dividend paying stocks.

     Finally, for the mid- and long-term periods, rating firm Lipper ranked Nicholas Equity Income Fund in the top 2% (5 out of 251 funds), 1% (2 out of 202) and 2% (2 out of 102) based on returns for the three-, five-, and ten-year periods ended September 30, 2011, respectively, in the equity income funds category. For the one-year period ended September 30, 2011, the Fund ranked in the top 70% (200 out of 288 funds).

Thank you for your continued investment in the Fund.

The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility. Additionally, the Fund may invest in debt securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for long-term debt securities.

The federal government guarantees interest payments from government securities while dividend payments carry no such guarantee. Government securities, if held to maturity, guarantee the timely payment of principal and interest.

Please refer to the schedule of investments in the report for complete fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Consumer Price Index represents changes in prices of all goods and services purchased for consumption by urban households. One cannot invest directly in an index.

Lipper Analytical Services, Inc. is an independent mutual fund research and rating service. Each Lipper average represents a universe of funds with similar investment objectives. Rankings for the periods shown are based on fund total returns with dividends and distributions reinvested and do not reflect sales charges. Lipper Rankings Scale: 1% or #1 equals highest; 100% or total # of funds in the category equals lowest (based on total returns).

Basis Point: One-hundredth of a percentage point. For example, 50 basis points equal .50%.

Dividend Yield: The annual dividends per share divided by the price per share expressed as a percentage.

30-Day SEC Yield: A standardized yield comprised of the dividends and interest paid in the prior 30-day period as a percentage of the Fund’s maximum offering price per share on the last day of the period.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC.

Financial Highlights (NSEIX)
For a share outstanding throughout each period

	Six Months
	Ended
	09/30/2011				Years Ended March 31,
	(unaudited)		2011		2010	2009	2008	2007
NET ASSET VALUE,
BEGINNING OF PERIOD	$15.98		$13.64		$8.64	$12.59	$15.98	$13.66
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment income	.20		.39		.35	.42 (1)	.35	.38
Net gain (loss) on securities
(realized and unrealized)	(2.12)		2.26		4.97	(3.95)	(1.37)	2.51
Total from investment
operations	(1.92)		2.65		5.32	(3.53)	(1.02)	2.89
LESS DISTRIBUTIONS
From net investment income	(.23)		(.30)		(.32)	(.42)	(.34)	(.36)
From net capital gain	(.23)		(.01)		—	—	(2.03)	(.21)
Total distributions	(.46)		(.31)		(.32)	(.42)	(2.37)	(.57)
NET ASSET VALUE,
END OF PERIOD	$13.60		$15.98		$13.64	$8.64	$12.59	$15.98

TOTAL RETURN	(12.41)	%(2)	19.64%		62.39%	(28.75)%	(7.54)%	21.60%

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$146.0		$157.7		$61.7	$30.0	$36.7	$41.0
Ratio of expenses to
average net assets	.81%	(3)(4)	.85	%(4)	.90%	.90%	.90%	.90%
Ratio of net investment income
to average net assets	2.70%	(3)(4)	3.20	%(4)	3.21%	3.84%	2.81%	2.64%
Portfolio turnover rate	31.35	%(3)	26.44%		36.43%	35.79%	51.89%	36.32%

ABSENT REIMBURSEMENT OF EXPENSES BY ADVISER –
Ratio of expenses to
average net assets	(4)		(4)		1.03%	1.17%	1.10%	1.22%
Ratio of net investment income
to average net assets	(4)		(4)		3.07%	3.57%	2.61%	2.32%

(1)	Computed based on average shares outstanding.
(2)	Not annualized.
(3)	Annualized.
(4)	During fiscal years 2011 and 2012, there were no reimbursements from the Adviser.

The accompanying notes to financial statements are an integral part of these highlights.

Top Ten Equity Portfolio Holdings

September 30, 2011 (unaudited)

Percentage
Name	of Net Assets
Dorchester Minerals, L.P	2.93%
Philip Morris International Inc	2.86%
W.P. Carey & Co. LLC	2.84%
Leggett & Platt, Incorporated	2.78%
Microchip Technology Incorporated	2.77%
AT&T Inc	2.73%
Federated Investors, Inc. – Class B	2.64%
Old Republic International Corporation	2.63%
Walgreen Co	2.59%
Mercury General Corporation	2.53%
Total of top ten	27.30%

Sector Diversification (as a percentage of portfolio)
September 30, 2011 (unaudited)

Fund Expenses

For the six month period ended September 30, 2011 (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	03/31/11	09/30/11	04/01/11 - 09/30/11
Actual	$1,000.00	$875.90	$3.84
Hypothetical	1,000.00	1,020.91	4.14
(5% return before expenses)

*

Expenses are equal to the Fund’s six-month annualized expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 185 then divided by 366 to reflect the one-half year period.

Schedule of Investments
September 30, 2011 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 88.86%
	Consumer Discretionary – Durables & Apparel — 6.60%
125,000	CSS Industries, Inc	$2,085,000
205,000	Leggett & Platt, Incorporated	4,056,950
135,000	Mattel, Inc	3,495,150
		9,637,100
	Consumer Discretionary – Retailing — 1.22%
35,000	Genuine Parts Company	1,778,000
	Consumer Staples – Food & Staples Retailing — 3.96%
300,000	SUPERVALU INC	1,998,000
115,000	Walgreen Co	3,782,350
		5,780,350
	Consumer Staples – Food, Beverage & Tobacco — 6.20%
135,000	Altria Group, Inc	3,619,350
67,000	Philip Morris International Inc	4,179,460
146,715	Rocky Mountain Chocolate Factory, Inc	1,252,946
		9,051,756
	Energy — 11.04%
180,000	Dorchester Minerals, L.P	4,280,400
140,000	Inergy, L.P	3,502,800
30,000	Kayne Anderson Energy Total Return Fund, Inc	725,700
120,000	Kayne Anderson Midstream/Energy Fund, Inc	2,578,800
40,000	Kayne Anderson MLP Investment Company	1,112,800
150,000	PAA Natural Gas Storage, L.P	2,445,000
25,000	Plains All American Pipeline, L.P	1,473,000
		16,118,500
	Financials – Diversified — 5.48%
220,000	Federated Investors, Inc. – Class B	3,856,600
113,800	W.P. Carey & Co. LLC	4,145,734
		8,002,334
	Financials – Insurance — 5.16%
96,528	Mercury General Corporation	3,701,849
430,000	Old Republic International Corporation	3,835,600
		7,537,449
	Financials – Real Estate — 7.77%
390,000	Cohen & Steers Quality Income Realty Fund, Inc	2,991,300
60,000	Digital Realty Trust, Inc	3,309,600
320,000	Monmouth Real Estate Investment Corporation – Class A	2,537,600
145,000	Sabra Health Care REIT, Inc	1,383,300
160,000	Summit Hotel Properties, Inc	1,129,600
		11,351,400

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)

September 30, 2011 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 88.86% (continued)
	Health Care – Equipment & Services — 0.88%
40,000	National HealthCare Corporation	$1,292,000
	Health Care – Pharmaceuticals,
	Biotechnology & Life Sciences — 4.22%
53,000	Abbott Laboratories	2,710,420
195,000	Pfizer Inc	3,447,600
		6,158,020
	Industrials – Capital Goods — 7.68%
206,100	Douglas Dynamics, Inc	2,633,958
36,300	National Presto Industries, Inc	3,154,833
75,000	Snap-on Incorporated	3,330,000
14,000	W.W. Grainger, Inc	2,093,560
		11,212,351
	Industrials – Commercial & Professional Services — 6.10%
196,770	Healthcare Services Group, Inc	3,175,868
100,000	Republic Services, Inc	2,806,000
90,000	Waste Management, Inc	2,930,400
		8,912,268
	Industrials – Transportation — 2.06%
80,000	Ryder System, Inc	3,000,800
	Information Technology – Hardware & Equipment — 2.02%
175,000	Molex Incorporated – Class A	2,954,000
	Information Technology – Semiconductors &
	Semiconductor Equipment — 2.77%
130,000	Microchip Technology Incorporated	4,044,300
	Information Technology – Software & Services — 3.25%
48,066	Computer Services, Inc	1,321,815
130,000	Paychex, Inc	3,428,100
		4,749,915
	Materials — 4.81%
35,000	AptarGroup, Inc	1,563,450
57,300	Greif, Inc. – Class B	2,465,046
160,000	RPM International, Inc	2,992,000
		7,020,496
	Telecommunication Services — 5.24%
140,000	AT&T Inc	3,992,800
600,000	Frontier Communications Corporation	3,666,000
		7,658,800

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)

September 30, 2011 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 88.86% (continued)
	Utilities — 2.40%
72,000	Integrys Energy Group, Inc	$3,500,640
	TOTAL COMMON STOCKS
	(cost $132,330,109)	129,760,479
PREFERRED STOCKS — 1.67%
	Financials – Banks — 0.69%
40,000	ASBC Capital I Trust Preferred 7.625%,
	06/15/32, Callable, Cumulative	1,000,000
	Financials – Real Estate — 0.98%
57,800	BioMed Realty Trust, Inc. 7.375% Series A
	Cumulative Redeemable	1,436,908
	TOTAL PREFERRED STOCKS
	(cost $2,421,043)	2,436,908
CONVERTIBLE PREFERRED STOCKS — 2.43%
	Financials – Diversified — 1.69%
3,194	Bank of America Corporation 7.25%
	Non-Cumulative Convertible Preferred
	Stock Series L	2,463,373
	Health Care – Equipment & Services — 0.74%
81,120	National HealthCare Corporation Series A	1,080,518
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(cost $4,155,944)	3,543,891
SHORT-TERM INVESTMENTS — 6.85%
	Commercial Paper – 6.11%
$755,000	Thermo Fisher Scientific Inc. 10/03/11, 0.25%	755,000
726,000	UnitedHealth Group Incorporated 10/03/11, 0.38%	726,000
1,500,000	NBCUniversal Media, LLC 10/04/11, 0.34%	1,499,986
1,400,000	Bemis Company, Inc. 10/05/11, 0.33%	1,399,974
1,000,000	Integrys Energy Group, Inc. 10/06/11, 0.27%	999,977
1,000,000	Sara Lee Corporation 10/06/11, 0.21%	999,983
600,000	Stanley Black & Decker Inc. 10/07/11, 0.27%	599,982
950,000	Stanley Black & Decker Inc. 10/07/11, 0.27%	949,972
1,000,000	UnitedHealth Group Incorporated 10/12/11, 0.38%	999,905
		8,930,779

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)

September 30, 2011 (unaudited)

Shares or
Principal
Amount		Value
	SHORT-TERM INVESTMENTS — 6.85% (continued)
	Variable Rate Security – 0.74%
$1,077,553	American Family Financial Services, Inc.(1)
	10/03/11, 0.10	$1,077,553
	TOTAL SHORT-TERM INVESTMENTS
	(cost $10,008,332)	10,008,332
	TOTAL INVESTMENTS — 99.81%
	(cost $148,915,428)	145,749,610
	OTHER ASSETS, NET OF LIABILITIES — 0.19%	282,908
	TOTAL NET ASSETS
	(basis of percentages disclosed above) — 100%	$146,032,518

(1)	Subject to a demand feature as defined by the Securities and Exchange Commission.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities

September 30, 2011 (unaudited)

ASSETS
Investments in securities at value (cost $148,915,428)	$145,749,610
Receivables —
Dividend and interest	454,704
Capital stock subscription	42,395
Total receivables	497,099
Other	2,442
Total assets	146,249,151

LIABILITIES
Payables —
Investment securities purchased	96,858
Due to adviser —
Management fee	83,578
Accounting and administrative fee	4,372
Total due to adviser	87,950
Other payables and accrued expense	31,825
Total liabilities	216,633
Total net assets	$146,032,518

NET ASSETS CONSIST OF
Paid in capital	$144,617,526
Net unrealized depreciation on investments	(3,165,818)
Accumulated undistributed net realized gain on investments	3,432,019
Accumulated undistributed net investment income	1,148,791
Total net assets	$146,032,518

NET ASSET VALUE PER SHARE ($.0001 par value,
250,000,000 shares authorized), offering price
and redemption price (10,740,767 shares outstanding)	$13.60

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended September 30, 2011 (unaudited)

INCOME
Dividend	$2,824,957
Interest	14,835
Total income	2,839,792

EXPENSES
Management fee	512,183
Transfer agent fees	36,314
Registration fees	36,171
Accounting and administrative fees	25,273
Audit and tax fees	13,225
Postage and mailing	5,934
Accounting system and pricing service fees	5,145
Printing	4,935
Custodian fees	4,102
Legal fees	3,575
Directors’ fees	2,462
Insurance	2,330
Other operating expenses	2,471
Total expenses	654,120
Net investment income	2,185,672

NET REALIZED GAIN ON INVESTMENTS	3,432,011

CHANGE IN NET UNREALIZED
APPRECIATION/DEPRECIATION ON INVESTMENTS	(26,820,787)
Net realized and unrealized loss on investments	(23,388,776)
Net decrease in net assets resulting from operations	$(21,203,104)

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets

For the six months ended September 30, 2011 (unaudited) and the year ended March 31, 2011

	Six Months
	Ended
	09/30/2011	Year Ended
	(unaudited)	03/31/2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,185,672	$3,317,383
Net realized gain (loss) on investments	3,432,011	2,940,778
Change in net unrealized appreciation/depreciation
on investments	(26,820,787)	14,447,070
Net increase (decrease) in net assets
resulting from operations	(21,203,104)	20,705,231
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(2,374,803)	(2,186,386)
From net realized gain on investments	(2,337,953)	(34,905)
Total distributions	(4,712,756)	(2,221,291)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued
(2,889,809 and 7,406,523 shares, respectively)	44,203,677	107,725,665
Reinvestment of distributions
(274,311 and 137,586 shares, respectively)	4,347,793	2,017,142
Cost of shares redeemed
(2,289,395 and 2,204,215 shares, respectively)	(34,301,866)	(32,269,769)
Change in net assets derived
from capital share transactions	14,249,604	77,473,038
Total increase (decrease) in net assets	(11,666,256)	95,956,978
NET ASSETS
Beginning of period	157,698,774	61,741,796
End of period (including accumulated
undistributed net investment income
of $1,148,791 and $1,337,922, respectively)	$146,032,518	$157,698,774

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements

September 30, 2011 (unaudited)

These financial statements have been prepared pursuant to reporting rules for interim financial statements. Accordingly, these financial statements do not include all of the information and footnotes required by generally accepted accounting principles (“GAAP”) for annual financial statements. These financial statements should be read in conjunction with the financial statements and financial highlights and notes in the Fund’s Annual Report on Form N-CSR for the year ended March 31, 2011.

These financial statements have not been audited. Management believes that these financial statements include all adjustments (which, unless otherwise noted, include only normal recurring adjustments) necessary for a fair presentation of the financial results for each period shown.

(1) Summary of Significant Accounting Policies —

Nicholas Equity Income Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The primary objective of the Fund is to produce reasonable income with moderate long-term growth as a secondary consideration. The following is a summary of the significant accounting policies of the Fund: (a) Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price. For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price. Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal institutional-sized trading units, issuer analysis, bond market activity and various other factors.

Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the Board of Directors. Variable rate demand notes are valued at cost, which approximates market value. U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value. The Fund did not maintain any positions in derivative instruments or engage in hedging activities during the year. Investment transactions for financial statement purposes are recorded on trade date.

In accordance with Accounting Standards Codification (“ASC”) 820-10, “Fair Value Measurements and Disclosures” (“ASC 820-10”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value such as a pricing model

Notes to Financial Statements (continued)

September 30, 2011 (unaudited)

and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

Investment
Valuation Inputs	in Securities
Level 1 –
Common Stocks(1)	$129,760,479
Convertible Preferred Stocks(1)	1,080,518
Preferred Stocks(1)	2,436,908
Level 2 –
Convertible Preferred Stocks(1)	2,463,373
Commercial Paper	8,930,779
Variable Rate Security	1,077,553
Level 3 –
None	—
Total	$145,749,610
(1) See Schedule of Investments for further detail by industry.

There were no significant transfers between levels during the period ended September 30, 2011 and the Fund did not hold any Level 3 investments during the period.

(b) Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

(c) Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Non-cash dividends, if any, are recorded at value on date of distribution. Generally, discounts and premiums on long-term debt

Notes to Financial Statements (continued)

September 30, 2011 (unaudited)

security purchases, if any, are amortized over the expected lives of the respective securities using the effective yield method.

(d) Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(e) Dividends and distributions paid to shareholders are recorded on the ex-dividend date. Distributions from net investment income are generally declared and paid quarterly. Distributions of net realized capital gain, if any, are declared and paid annually.

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles (“U.S. GAAP”) for financial reporting purposes. Financial reporting records are adjusted for permanent book-to-tax differences to reflect tax character.

The tax character of distributions paid during the six months ended September 30, 2011 and the year ended March 31, 2011 was as follows:

	09/30/2011	03/31/2011
Distributions paid from:
Ordinary income	$2,409,125	$2,186,386
Long-term capital gain	2,303,631	34,905
Total distributions paid	$4,709,756	$2,221,291

As of September 30, 2011, investment cost for federal tax purposes was $148,839,195 and the tax basis components of net assets were as follows:

Unrealized appreciation	$10,999,374
Unrealized depreciation	(14,088,959)
Net unrealized depreciation	$(3,089,585)

The differences between book-basis and tax-basis unrealized depreciation is attributable primarily to holdings in partnership interests.

As of September 30, 2011, the Fund had no tax deferral of wash loss sales. As of September 30, 2011, the Fund has no capital loss carryforward.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC Act”) was enacted. The RIC Act modernizes several of the federal income and excise tax provisions related to regulated investment companies (“RICs”). Under the RIC Act, new capital losses may be carried forward indefinitely, with the character of the original loss retained. The RIC Act also contains simplification provisions, which are aimed at preventing disqualification of a RIC for

Notes to Financial Statements (continued)

September 30, 2011 (unaudited)

inadvertent failures to comply with asset diversification and/or qualifying income tests. The RIC Act exempts RICs from the preferential dividend rule and repealed the 60-day designation requirement for certain types of pay-through income and gains. In addition, the RIC Act contains provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31. Except for the simplification provisions related to RIC qualification, the RIC Act is effective for taxable years beginning after December 22, 2010. Management is currently evaluating the implications of the RIC Act and the impact of the Funds’ financial statements, if any, is currently being assessed.

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of September 30, 2011. Also, the Fund recognized no interest and penalties related to uncertain tax benefits during the same period. At September 30, 2011, the fiscal years 2008 through 2011 remain open to examination in the Fund’s major tax jurisdictions.

(f) The preparation of financial statements in conformity with “U.S. GAAP” requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from estimates.

(g) In the normal course of business the Fund enters into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

(h) In connection with the preparation of the Fund’s financial statements, management evaluated subsequent events after the date of the Statement of Assets and Liabilities of September 30, 2011. There have been no significant subsequent events since September 30, 2011 that would require adjustment to or additional disclosure in these financial statements.

(i) In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 amends FASB ASC Topic 820, “Fair Value Measurements and Disclosures,” to establish common requirements for measuring fair value and disclosing additional information about Level 3 fair value measurements in accordance with U.S. GAAP and IFRS. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within these fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Notes to Financial Statements (continued)

September 30, 2011 (unaudited)

(2) Related Parties —

(a) Investment Adviser and Management Agreement —

The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the “Adviser”) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .70% of the average net asset value up to and including $50 million and .60% of the average net asset value in excess of $50 million. Also, the Adviser may be paid for accounting and administrative services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including $2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the Fund as determined by valuations made at the close of each business day of each month, and (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to $50,000 for such services.

(b) Legal Counsel —

A director of the Adviser is affiliated with a law firm that provides services to the Fund. The Fund incurred expenses of $1,325 for the period ended September 30, 2011 for legal services rendered by this law firm.

(3) Investment Transactions —

For the period ended September 30, 2011, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $42,371,966 and $23,703,407, respectively.

Historical Record

(unaudited)

		Net
		Investment				Dollar	Growth of
	Net	Income		Capital Gain		Weighted	an Initial
	Asset Value	Distributions		Distributions		Price/Earnings	$10,000
	Per Share	Per Share		Per Share		Ratio(2)	Investment(3)
November 23, 1993(1)	$10.00	$—		$—		—	$10,000
March 31, 1994	10.04	0.0133		—		14.4 times	10,053
March 31, 1995	10.56	0.2810		—		14.6	10,871
March 31, 1996	12.35	0.3370		—		16.8	13,111
March 31, 1997	12.27	0.4527		0.5483		15.9	14,138
March 31, 1998	14.35	0.5014		0.6586		23.0	18,072
March 31, 1999	12.32	0.4843		0.3278		22.0	16,509
March 31, 2000	11.10	0.4447		0.2392		20.6	15,816
March 31, 2001	11.20	0.1980		—		21.0	16,250
March 31, 2002	12.66	0.1697		—		22.4	18,642
March 31, 2003	9.02	0.1920		—		15.6	13,531
March 31, 2004	12.45	0.1486		—		16.1	18,933
March 31, 2005	13.58	0.2120		—		21.0	20,995
March 31, 2006	13.66	0.3843		0.4259		16.8	22,456
March 31, 2007	15.98	0.3663		0.2138		17.0	27,307
March 31, 2008	12.59	0.3377		2.0340		18.2	25,247
March 31, 2009	8.64	0.4188		—		11.6	17,989
March 31, 2010	13.64	0.3167		—		17.7	29,211
March 31, 2011	15.98	0.3017		0.0041		19.4	34,949
September 30, 2011	13.60	0.2288	(a)	0.2316	(b)	16.3	30,612

(1)	Date of Initial Public Offering.
(2)	Based on latest 12 months accomplished earnings.
(3)	Assuming reinvestment of all distributions.
(a)	Paid $0.1326 on May 3, 2011 to shareholders of record on May 2, 2011. Paid $0.0962 on July 28, 2011 to shareholders of record on July 27, 2011.
(b)	Paid $0.2316 on May 3, 2011 to shareholders of record on May 2, 2011.

Approval of Investment Advisory Contract

(unaudited)

In April 2011, the Board of Directors of the Fund renewed the one-year term of the Investment Advisory Agreement by and between the Fund and the Adviser through April 2012. In connection with the renewal of the Investment Advisory Agreement, no changes to the amount or manner of calculation of the management fee or the terms of the agreement were proposed by the Adviser or adopted by the Board. For the fiscal year ended March 31, 2011, the management fee was 0.65% and the total expense ratio (including the management fee) was 0.85%. In renewing the Investment Advisory Agreement, the Board carefully considered the following factors on an absolute basis and relative to the Fund’s peer group: (i) the Fund’s expense ratio; (ii) the Fund’s performance on a short-term and long-term basis; (iii) the Fund’s management fee; and (iv) the range and quality of the services offered by the Adviser. The peer group fund data included mid-, large- and small-cap blend and value funds with a prospective objective of equity income and with similar asset sizes. In terms of the peer group data used for performance comparisons, the Fund was ranked 2nd, 1st, 1st and 1st out of 13 funds for the one-, three-, five- and ten-year periods ending March 31, 2011. The Fund had the third lowest expense ratio. The Board also reviewed the Fund’s risk/return profile as measured by standard deviation.

The Board considered the range of services to be provided by the Adviser to the Fund under the Advisory Agreement. The Board discussed the nature, extent, and quality of the services to be provided by the Adviser and concluded that the services provided were consistent with the terms of the advisory agreement and the needs of the Fund, and that the services provided were of a high quality.

The Board considered the investment performance of the Fund and the Adviser. Among other things, the Board noted its consideration of the Fund’s performance relative to peer funds. The Board reviewed the actual relative short-term and long-term performance of the Fund. The Board agreed that the Fund demonstrated satisfactory performance relative to comparable funds. The Board also discussed the extent to which economies of scale would be realized, and whether such economies were reflected in the Fund’s fee levels and concluded that the Adviser had been instrumental in holding down Fund costs, citing consistently low fees relative to comparable funds.

The Board considered the cost of services provided by the Adviser. The Board also considered the profits realized from the relationship with the Fund, as expressed by the Adviser’s management in general terms. The Board expressed the opinion that given the Board’s focus on performance and maintaining a low fee structure that the Adviser’s profits were not relevant.

The Board determined that the Adviser had fully and adequately carried out the terms and conditions of its contract with the Fund. The Board expressed satisfaction with the Fund’s performance, management’s control of expenses and the rate of the management fee for the Fund and the overall level of services provided to the Fund by the Adviser.

Information on Proxy Voting

(unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 (toll-free) or 414-276-0535. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website, www.sec.gov. A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund’s website, www.nicholasfunds.com, and the SEC’s website, www.sec.gov.

Quarterly Portfolio Schedule

(unaudited)

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q’s are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Privacy Policy

(unaudited)

     Nicholas Equity Income Fund, Inc. respects each shareholder’s right to privacy. We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.

We collect the following non-public personal information about you:

*

Information we receive from you on applications or other forms, whether we receive the form in writing or electronically. This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.

*

Information about your transactions with us and account history with us. This includes, but is not limited to, your account number, balances and cost basis information. This also includes transaction requests made through our transfer agent.

*	Other general information that we may obtain about you such as demographic information.

WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION ABOUT CURRENT OR FORMER SHAREHOLDERS.

INFORMATION SHARED WITH OUR TRANSFER AGENT, A THIRD PARTY COMPANY, ALSO IS NOT SOLD.

     We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information. While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.

We may share non-public personal information about you:

*

With companies who work for us to service your accounts or to process transactions that you may request. This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.

*	With a party representing you, with your consent, such as your broker or lawyer.
*	When required by law, such as in response to a subpoena or other legal process.

     The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information. Access is restricted to employees who the Adviser determines need the information in order to perform their job duties. To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.

     In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

Directors and Officers

ALBERT O. NICHOLAS, President and Director

ROBERT H. BOCK, Director

TIMOTHY P. REILAND, Director

JAY H. ROBERTSON, Director

DAVID L. JOHNSON, Executive Vice President

JEFFREY T. MAY, Senior Vice President, Secretary,
Treasurer and Chief Compliance Officer

DAVID O. NICHOLAS, Senior Vice President

LYNN S. NICHOLAS, Senior Vice President

LAWRENCE J. PAVELEC, Senior Vice President

CANDACE L. LESAK, Vice President

Investment Adviser
NICHOLAS COMPANY, INC.
Milwaukee, Wisconsin
www.nicholasfunds.com
414-276-0535 or 800-544-6547

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
Milwaukee, Wisconsin
414-276-0535 or 800-544-6547

Distributor
QUASAR DISTRIBUTORS, LLC
Milwaukee, Wisconsin

Custodian
U.S. BANK N.A.
Milwaukee, Wisconsin

Independent Registered Public Accounting Firm
DELOITTE & TOUCHE LLP
Milwaukee, Wisconsin

Counsel
MICHAEL BEST & FRIEDRICH LLP
Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.
Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.
Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.
Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.
Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Equity Income Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: November 10, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer
Date: November 10, 2011

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: November 10, 2011